Organization, Business Operations and Going Concern (Details)			1 Months Ended	6 Months Ended	11 Months Ended
	Oct. 29, 2021 USD ($) $ / shares shares	Sep. 24, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 04, 2022 USD ($)	Mar. 08, 2022 USD ($)
Organization, Business Operations and Going Concern (Details) [Line Items]
Subject to adjustment price per share (in Dollars per share) | $ / shares		$ 11.5
Purchased units percentage				100.00%	100.00%
Aggregate founder shares (in Shares) | shares				1,625,000	1,625,000
Founder shares price				$ 9,680,000	$ 9,680,000
Founder shares price per share (in Dollars per share) | $ / shares				$ 5.96	$ 5.96
Transaction costs amounted				$ 26,658,313	$ 26,658,313
Underwriting commissions				4,595,000	4,595,000
Deferred underwriting commissions				11,541,250	11,541,250
Excess fair value of founder shares				9,680,125	9,680,125
Other offering cost				841,938	841,938
Allocation for over-allotment option				23,439	23,439
Temporary equity				24,538,134	24,538,134
Ordinary shares not subject to redemption				$ 2,096,740	$ 2,096,740
Sale of Units price	$ 29,750,000
Units price per share (in Dollars per share) | $ / shares	$ 10
Redeem public share percentage				100.00%	100.00%
Public share held in trust account, description					The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act.
Operating bank account				$ 2,632	$ 360,000
Working capital				86,518	620,000		$ 500,000
Aggregate loans			$ 250,000		250,000
Cash held outside the trust account				$ 2,632	360,000
Number of share (in Shares) | shares		1		1
Public share held in trust account, description				The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act.
Warrant description				The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. As of August 12, 2022, there were no amounts outstanding under the Note.
Going concern description				These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of these unaudited condensed financial statements.
IPO [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Private placement warrants (in Shares) | shares		30,000,000
Price per share (in Dollars per share) | $ / shares		$ 10
Aggregate amount				$ 322,300,000	$ 322,300,000
Interest in purchase of shares percentage				9.90%	9.90%
Investors purchased units (in Shares) | shares				29,540,000	29,540,000
Purchased units percentage				98.50%	98.50%
Investors purchased shares				2,900,000	2,900,000
Sale of Units price		$ 300,000,000
Units price per share (in Dollars per share) | $ / shares		$ 10
Redeem public share percentage				100.00%
Over-Allotment Option [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares	2,975,000	4,500,000
Additional gross proceeds price	$ 29,750,000
Forfeited shares (in Shares) | shares	1,525,000
Private Placement [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Private placement warrants (in Shares) | shares				6,250,000	6,250,000
Price per share (in Dollars per share) | $ / shares				$ 1	$ 1
Sponsor [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares	595,000
Additional gross proceeds price	$ 595,000
Proposed public offering units (in Shares) | shares					6,250,000
Class A Ordinary Shares [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares not subject to redemption				$ 2,096,740
Warrant description				The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein.	The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein.
Class A Ordinary Shares [Member] | Private Placement [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 11.5	$ 11.5
Class B Ordinary Shares [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Proposed Public Offering [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Proposal public offering, description				The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes).	The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes).
Sponsor [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares	595,000
Additional gross proceeds price	$ 595,000
Proposed public offering units (in Shares) | shares				6,250,000
Borrowing amount						$ 1,000,000
Business Combination [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Initial business combination description				The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.	The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.
Business Combination [Member] | Proposed Public Offering [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Initial business combination, description				However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as	However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses) divided
Business combination [Member]
Organization, Business Operations and Going Concern (Details) [Line Items]
Description of business combination				The Company’s Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the Trust Account (excluding the amount of any deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Company Act”).	The Company’s Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the Trust Account (excluding the amount of any deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Company Act”).